Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Line Items]
Subsequent Events
(24) Subsequent Events
The Company has evaluated events subsequent to December 31, 2025 and through the financial statement issuance date of March 6, 2026 and concluded that no material events occurred that would require disclosure except as noted below.
On January 31, 2026, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Columbia Financial, Inc., a newly-formed Maryland corporation (the “Holding Company”), the MHC and Northfield Bancorp, Inc., a Delaware corporation (“Northfield”). The Merger Agreement was unanimously approved by the Board of Directors of each of the parties.
Concurrently with the adoption of the Merger Agreement, the Boards of Directors of the Company, the Holding Company, the MHC and Columbia Bank adopted a Plan of Conversion and Reorganization (the “Plan of Conversion”), pursuant to which Columbia Bank will convert from the mutual holding company form of organization to the fully-public stock holding company form of organization (the “Conversion”).
Plan of Conversion and Reorganization
The Plan of Conversion provides for the sale of shares of common stock of the Holding Company, par value $0.01 per share (the “Holding Company Common Stock”), to depositors (and certain eligible borrowers) of Columbia Bank and other members of the public, and for the exchange of shares of the Company, par value $0.01 per share (the “Company Common Stock”), held by persons other than the MHC for shares of Holding Company Common Stock, based on the appraised pro forma market value of the Holding Company, after giving effect to the merger with Northfield, as determined by an independent appraiser (such appraisal, the “Independent Valuation”). Upon the completion of the Conversion, the Holding Company will succeed to the rights and obligations of the MHC and the Company, both of which will be merged out of existence in connection with the Conversion, and become the parent holding company for Columbia Bank.
The Plan of Conversion establishes December 31, 2024 as the eligibility record date for determining the eligible account holders of Columbia Bank entitled to receive first priority non-transferable
subscription rights to subscribe for shares of Holding Company Common Stock in a subscription offering to be undertaken in connection with the Conversion. The Plan of Conversion is subject to regulatory approval as well as approval by the members of the MHC (i.e., the depositors of Columbia Bank) and by the stockholders of the Company (including approval by the holders of a majority of the outstanding shares of the Company common stock owned by persons other than the MHC). The MHC currently owns approximately 73.1% of the outstanding shares of Company Common Stock.
Agreement and Plan of Merger
Pursuant to the terms of the Merger Agreement and subject to the conditions set forth therein, immediately following the completion of the Conversion, Northfield will merge with and into the Holding Company (the “Merger”), with the Holding Company continuing as the surviving corporation. Immediately following the completion of the Merger, the Holding Company will cause Northfield’s wholly-owned banking subsidiary, Northfield Bank, to merge with and into Columbia Bank, with Columbia Bank continuing as the surviving institution (the “Bank Merger”).
Upon the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of Northfield’s common stock, par value $0.01 per share (the “Northfield Common Stock”), issued and outstanding immediately prior to the Effective Time, other than certain shares held by the Company, the Holding Company, the MHC or Northfield, will be converted, at the election of the holder, into the right to receive either shares of Holding Company Common Stock (the “Stock Consideration”) or cash (the “Cash Consideration,” and together with the Stock Consideration, the “Merger Consideration”), as follows: (i) if the final Independent Valuation, immediately prior to the completion of the Conversion (the “Final Independent Appraisal”) is less than $2.3 billion, 1.425 shares of Holding Company Common Stock (the “Merger Exchange Ratio”) or $14.25 in cash (the “Per Share Cash Consideration”); (ii) if the Final Independent Valuation is equal to or greater than $2.3 billion and less than $2.6 billion, the Merger Exchange Ratio will be increased to 1.450 shares of Holding Company Common Stock and the Per Share Cash Consideration will be increased to $14.50; or (iii) if the Final Independent Valuation is greater than $2.6 billion, the Merger Exchange Ratio will be increased to 1.465 shares of Holding Company Common Stock and the Per Share Cash Consideration will be increased to $14.65. No more than 30% of the shares of Northfield Common Stock issued and outstanding as of the Effective Time (excluding shares of Northfield Common Stock to be canceled as provided the Merger Agreement) will be converted into the aggregate Cash Consideration.
The completion of the Merger is subject to certain closing conditions including, among other things, (i) approval of the Merger Agreement by the Company’s and Northfield’s stockholders, (ii) the receipt all governmental consents and regulatory approvals required for the Merger and the Bank Merger, including from the Board of Governors of the Federal Reserve System and the Office of the Comptroller of the Currency and (iii) the consummation of the Conversion. Each party’s obligation to complete the Merger is also subject to certain additional customary conditions, including (i) subject to certain exceptions, the accuracy of the representations and warranties of the other party, (ii) performance in all material respects by the other party of its obligations under the Merger Agreement and (iii) receipt by such party of an opinion from counsel to the effect that the Merger, will qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Northfield Bancorp, Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events
(24)	Subsequent Events (Unaudited)
Proposed Merger with Columbia Financial Inc.
On January 31, 2026, Northfield Bancorp, Inc. (“Bancorp”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Columbia Financial, Inc., a Delaware corporation (“Columbia Financial”), Columbia Financial, Inc., a newly-formed Maryland corporation (the “Holding Company”), and Columbia Bank MHC, the parent mutual holding company of Columbia Financial (the “MHC”). Pursuant to the terms of the Merger Agreement and subject to the conditions set forth therein, immediately following the completion of the mutual-to-stock
conversion of the MHC (the “Conversion”), Bancorp will merge with and into the Holding Company (the “Merger”), with the Holding Company continuing as the surviving corporation. Immediately following the completion of the Merger, the Holding Company will cause Northfield Bank to merge with and into Columbia Bank, the subsidiary of the Holding Company, with Columbia Bank continuing as the surviving institution.
Upon the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of Bancorp’s common stock, par value $0.01 per share (the “Northfield Common Stock”), issued and outstanding immediately before the Effective Time, other than certain shares held by Columbia Financial, the Holding Company, the MHC or the Company, will be converted, at the election of the holder, into the right to receive either shares of Holding Company Common Stock or cash (the “Cash Consideration”), as follows: (i) if the final appraised pro forma market value of the Holding Company, after giving effect to the merger with Northfield, as determined by an independent appraiser (such appraisal, the “Independent Valuation”), immediately prior to the completion of the Conversion (the “Final Independent Appraisal”) is less than $2.3 billion, 1.425 shares of Holding Company Common Stock (the “Merger Exchange Ratio”) or $14.25 in cash (the “Per Share Cash Consideration”); (ii) if the Final Independent Valuation is equal to or greater than $2.3 billion and less than $2.6 billion, the Merger Exchange Ratio will be increased to 1.450 shares of Holding Company Common Stock and the Per Share Cash Consideration will be increased to $14.50; or (iii) if the Final Independent Valuation is greater than $2.6 billion, the Merger Exchange Ratio will be increased to 1.465 shares of Holding

Company Common Stock and the Per Share Cash Consideration will be increased to $14.65. No more than 30% of the shares of Northfield Common Stock issued and outstanding as of the Effective Time (excluding shares of Northfield Common Stock to be canceled as provided the Merger Agreement) will be converted into the aggregate Cash Consideration.
The Merger remains subject to the receipt of certain depositor, stockholder and regulatory approvals and the satisfaction of other customary closing conditions. The Merger is expected to close early in the third quarter of 2026.
The foregoing description of the proposed Merger and the Merger Agreement is not complete and is qualified in its entirety by reference to the full text of the Merger Agreement, which was filed as Exhibit 2.1 to the Company’s Current Report on Form
8-K,
dated January 31, 2026, filed with the Securities and Exchange Commission on February 2, 2026.